Summary of Significant Accounting Policies - Leases - maturities of future minimum lease payments (Details)	Jun. 30, 2021 USD ($)
Future lease payments under operating leases
2021	$ 1,650,102
2022	947,794
2023	62,003
Total lease commitment	$ 2,659,899